Parent Company Only Financial Statements (Statements of Cash Flows) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Net income	$ 112,031	$ 88,767	$ 78,886
(Increase) decrease in other assets	(6,741)	18,059	6,161
Net cash provided by (used in) operating activities	176,094	224,779	200,492
Purchase of investments available-for-sale	0	(1,000)	0
Redemption of equity securities available-for-sale	108	85	176
Net cash (used in) provided by investing activities	(1,261,322)	(841,408)	(1,243,773)
Purchase of treasury stock	(1,531)	(902)	(32,489)
Dividends paid	(22,404)	(5,595)	0
Net cash (used in) provided by financing activities	1,180,764	681,643	1,057,196
Net (decrease) increase in cash and due from bank	95,536	65,014	13,915
Cash and cash equivalents at beginning of period	155,153	90,139	76,224
Cash and cash equivalents at end of period	250,689	155,153	90,139
Parent Company
Net income	112,031	88,767	78,886
(Equity in undistributed earnings of subsidiary)Dividend in excess of earning	(102,472)	46,058	(48,641)
Loss (Gain) on securities transactions	89	41	(92)
(Increase) decrease in other assets	2,235	(670)	143
Increase (decrease) in other liabilities	1,834	1,820	(71)
Net cash provided by (used in) operating activities	13,717	136,016	30,225
Cash received net of cash paid for acquisition	738	(135,000)	0
Purchase of investments available-for-sale	(668)	(1,000)	0
Redemption of equity securities available-for-sale	280	85	176
Principal collected on ESOP loan	1,101	1,064	1,032
Net cash (used in) provided by investing activities	1,451	(134,851)	1,208
Proceeds from sale of treasury stock	8,184	2,726	4,855
Purchase of treasury stock	(1,537)	(902)	(32,489)
Dividends paid	(22,404)	(5,595)	0
Net cash (used in) provided by financing activities	(15,757)	(3,771)	(27,634)
Net (decrease) increase in cash and due from bank	(589)	(2,606)	3,799
Cash and cash equivalents at beginning of period	7,104	9,710	5,911
Cash and cash equivalents at end of period	$ 6,515	$ 7,104	$ 9,710